Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund)
Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund)
Investment Objective
The Shelton Tactical Credit Fund (the "Fund") seeks to achieve current income and capital appreciation.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 13 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund)	Class A		Class C		Class I
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund)		Class A	Class C	Class I
Management Fees		1.17%	1.17%	1.17%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Total Other Expenses		1.49%	1.49%	1.49%
Dividend and Interest Expense on Securities Sold Short		0.50%	0.51%	0.51%
Other Operating Expenses		0.99%	0.98%	0.98%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1],[2]	2.93%	3.68%	2.68%
Fee Waiver and/or Expense Reimbursement	[2]	(1.05%)	(1.05%)	(1.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2]	1.88%	2.63%	1.63%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[2]	Shelton Capital Management ("Shelton" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, any class-specific expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed 1.42% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Under a separate contractual agreement, the Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund in an amount equal to the Fund's dividend and interest expense on securities sold short through August 31, 2018. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A shares, Class C shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	755	1,237	1,849	3,493
Class C	367	927	1,719	3,791
Class I	166	627	1,226	2,852

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 695.09% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund's portfolio management team uses an unconstrained, opportunistic, tactical approach to credit investing, which focuses on corporate fixed income securities that may include, but are not limited to, high yield bonds, convertible bonds and bank debt. The Adviser combines a macro-economic view with deep, fundamental, company-specific analysis in the construction of the portfolio. The Adviser evaluates trends in global economies, central bank activities and fund flows, assesses risk levels and formulates appropriate hedging strategies. Hedging is an integral part of portfolio construction and the Adviser uses various investment tools to seek to reduce overall market risk and correlation. Such tools primarily include investment in exchange-traded funds, exchange-listed options and short sales. Extensive risk limits and portfolio stress tests are performed regularly. Liquidity is also emphasized when selecting securities for inclusion in the portfolio. While not a principal investment strategy, at times of elevated risk, the Fund may invest 100% of the portfolio in cash or cash equivalents in an effort to protect the portfolio against these perceived risks. If in the judgement of the Adviser there is substantial risk to the principal of the Fund, the Adviser may take defensive action in order to protect the portfolio from losses that might otherwise be preventable by investing in cash, US Treasury securities or other short-term securities. There may be circumstances where such action is not possible, such as a period where illiquid markets prevent the efficient sale of portfolio securities at what the Adviser believes is a fair market value.

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in corporate fixed income and/or equity securities. It employs relative value, event-driven, and hedging investment styles in allocating Fund assets across asset classes and capital structures – from long and/or short positions – in seeking to achieve its investment objective. Additional investment strategies that may be employed by the Fund include high-yield, credit analysis-based, long/short, special situation analysis, levered loan, floating rate loan, derivatives (primarily options and swaps), and convertible arbitrage. While the Fund does not have a set allocation to fixed income and equity securities, the Fund's investment in equity securities typically corresponds with its investment in convertible securities in order to hedge its position and does not typically take a straight directional position in equity securities. The Fund invests in equity (common stock), equity-linked securities, preferred stock and debt that is convertible into common stock.

Relative value strategies are long/short investment strategies that seek to exploit disparities in pricing relationships between instruments with similar characteristics. Relative value strategies are not dependent on market direction and often involve arbitrage techniques. A relative value investment strategy seeks to take advantage of perceived price differentials between related financial instruments by simultaneously buying and selling the different securities, thereby seeking profit from the "relative value" of the two securities. Acting on the assumption that prices will revert to true value, as defined by the Adviser using a valuation measure such as dividend yield or price to earnings ratio, over time, the Adviser will sell short the overpriced security and buy the underpriced security. Once prices revert to true value, the trade can be liquidated at a profit.

Event-driven strategies seek to profit from pricing differences or inefficiencies among securities that may occur before or after a specific corporate event-bankruptcy, merger, acquisition, spinoff or special dividend. Credit analysis-based strategies seek to profit from pricing differences or inefficiencies among debt securities of issuers that are in some sort of financial distress-credit quality downgrade, delinquency, default, restructuring, bankruptcy or relatively poor financial performance. Convertible arbitrage debt strategies seek returns from price improvement or recovery proceeds on debt securities of troubled issuers by anticipating improved fundamentals; acquisition by a stronger issuer; or liquidation proceeds in a reorganization, bankruptcy or foreclosure. Each type of strategy typically employs risk-reducing hedging techniques using short selling, futures contracts, options or credit-default swaps and total return swaps.

The Fund may also invest in long and short positions of equity and equity-related securities. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that they believe to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation.

The Fund intends to engage in short selling regularly in conjunction with convertible arbitrage positions, capital structure "event driven" positions, and overall portfolio hedges, as deemed appropriate. The Fund's short positions may equal up to 75% of the Fund's net asset value.

The Fund defines fixed income securities as bills, notes, debentures, bonds, loans or loan participations, levered loans or asset-backed securities. The Fund defines equity securities as common stock, preferred stock, or debt that is convertible into common stock. The Fund invests without restriction as to issuer capitalization, country, or credit quality and without restriction as to the maturity of fixed income securities. As part of its strategy, the Fund also invests in smaller capitalization companies which are generally companies with market capitalization up to $2 billion. The Fund plans to invest in high-yield (below investment grade) fixed income securities. High yield or "below-investment grade" securities are securities that are non-rated or rated BB+ or below by S&P or Ba1 or below by Moody's. These securities involve more risk, and will be generally more volatile than securities rated BBB- or Baa3 or above.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Arbitrage Risk: The risk that securities purchased pursuant to an arbitrage strategy that intended to take advantage of the perceived relationship between the values of two securities may not perform as expected.

•  Asset Allocation Risk: The Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

•  Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

•  Convertible Securities Risk: The value of the Fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

•  Debt Extension Risk: This refers to the risk to the Fund that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•  Derivatives Risk: Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The risks associated with certain derivative instruments, including futures, options and swap contracts include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities held by the Fund may fluctuate based on changes in the issuing company's financial condition, as well as overall market and economic conditions.

•  Event-Driven Trading Risk: The Fund invests in certain securities which it believes may benefit from certain outcomes including special situations. This is known as "Event-Driven Trading." Event-Driven Trading involves the risk that the special situation may not occur as anticipated, in which case the Fund may realize losses.

•  Fixed Income Risk: The risk that the value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

•  High-Yield Securities Risk: The Fund may invest in certain non-investment grade fixed income securities, sometimes known as "high-yield bonds" or "junk bonds," and may subject the Fund to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and NAV. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

•  Interest Rate/Maturity Risk: The risk that the value of the Fund's assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

•  Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•  Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The Fund's potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.

•  Smaller Company Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past calendar year through December 31, 2015 and show how the average annual total returns for one year and since inception, before and after taxes, compare with those of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or calendar year-to-date returns; if the front-end sales charge was reflected; returns would be less than shown Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.Sheltoncap.com or by calling the Fund toll-free at (888) 948-4685.

Class I Annual Total Returns

Calendar Year-to-Date Total Return as of June 30, 2016: 5.39% During the periods shown in the chart:
Best Quarter	Worst Quarter
3.02%	(1.27)%
(June 30, 2015)	(September 30, 2015)

Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Returns - Shelton Tactical Credit Fund (formerly, WHV/Acuity Tactical Credit Long/Short Fund)		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I		5.07%	4.76%	Dec. 16, 2014
Class A		4.78%	4.49%	Dec. 16, 2014
After Taxes on Distributions | Class I		3.65%	3.40%
After Taxes on Distributions and Sale of Fund Shares | Class I		2.87%	3.01%
Barclays Capital U.S. Aggregate Bond Index (Gross) Index (reflects no deductions for fees, expenses or taxes) - Class I Shares Comparison	[1]	0.55%	0.50%	Dec. 16, 2014
Barclays Capital U.S. Aggregate Bond Index (Gross) Index (reflects no deductions for fees, expenses or taxes) - Class A Shares Comparison	[1]	0.55%	0.50%	Dec. 16, 2014
[1]	Barclays Capital U.S. Aggregate Bond Index is an intermediate term, broad-based index comprised of most U.S. traded investment grade bonds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A shares will vary, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement.